Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,045.26
Total Transaction Valuation	57,991,534.19
Total Offset Amount	0.00
Net Fee	$ 5,045.26
Offering Table N/A
Offset Table N/A	N/A